Operating Income - Schedule of Other Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Income [Line Items]
Other income	€ 3,937	€ 9,610	€ 6,371
C I R Tax Credit [Member]
Disclosure Of Other Income [Line Items]
Other income	3,415	5,807
Other Operating Income [Member]
Disclosure Of Other Income [Line Items]
Other income	247	464	320
Government Grants And Subsidies [Member]
Disclosure Of Other Income [Line Items]
Other income	€ 275	€ 3,340	€ 34